Short-term borrowings and long-term debt (Short-term Borrowings) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Short-term Debt [Line Items]
Loans, principally from banks, with a weighted-average interest at March 31, 2019 and March 31, 2020 of 2.11% and of 2.03% per annum, respectively	¥ 1,179,230	¥ 1,468,430
Commercial paper with a weighted-average interest at March 31, 2019 and March 31, 2020 of 2.28% and of 1.50% per annum, respectively	4,106,796	3,876,544
Short-term borrowings	¥ 5,286,026	¥ 5,344,973